RELATED-PARTY TRANSACTIONS	12 Months Ended
Sep. 27, 2019
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Investment in Privately-Held Companies
The Company has a 40% ownership interest in dpiX Holding LLC (“dpiX Holding”), a four-member consortium that has a 100% ownership interest in dpiX LLC (“dpiX”), a supplier of amorphous silicon based thin film transistor arrays for digital flat panel image detectors. In accordance with the dpiX Holding Agreement, net profits or losses are allocated to the members, in accordance with their ownership interests.
The equity investment in dpiX Holding is accounted for under the equity method of accounting. When the Company recognizes its share of net profits or losses of dpiX Holding, profits or losses in inventory purchased from dpiX are eliminated until realized by the Company. In fiscal years 2019, 2018 and 2017, the Company recorded (loss) and income on the equity investment in dpiX Holding of $(1.1) million, $3.4 million and $0.8 million, respectively. Income and loss on the equity investment in dpiX Holding is included in other (expense) income, net in the consolidated statements of earnings. The carrying value of the equity investment in dpiX Holding, which was included in investments in privately-held companies on the consolidated balance sheets, was $48.1 million and $48.9 million at September 27, 2019 and September 28, 2018, respectively.
In fiscal years 2019, 2018 and 2017, the Company purchased glass transistor arrays from dpiX totaling $23.5 million, $19.3 million and $24.7 million, respectively. These purchases of glass transistor arrays are included as a component of inventories on the consolidated balance sheets or cost of revenues in the consolidated statements of earnings for these fiscal years.
As of September 27, 2019 and September 28, 2018, the Company had accounts payable to dpiX totaling $3.6 million and $3.7 million, respectively.
In October 2013, the Company entered into an amended agreement with dpiX and other parties that, among other things, provides the Company with the right to 50% of dpiX’s total manufacturing capacity produced after January 1, 2014. The amended agreement requires the Company to pay for 50% of the fixed costs (as defined in the amended agreement), as determined at the beginning of each calendar year. As of September 27, 2019, the Company estimated it has fixed cost commitments of $3.7 million related to this amended agreement through the remainder of calendar year 2019. The fixed cost commitment for future periods will be determined and approved by the dpiX board of directors at the beginning of each calendar year. The amended agreement will continue unless the ownership structure of dpiX changes (as defined in the amended agreement).
The Company has determined that dpiX is a variable interest entity because at-risk equity holders, as a group, lack the characteristics of a controlling financial interest. Majority votes are required to direct the manufacturing activities, legal operations and other activities that most significantly affect dpiX’s economic performance. The Company does not have majority voting rights and no power to direct the activities of dpiX and therefore is not the primary beneficiary of dpiX. The Company’s exposure to loss as a result of its involvement with dpiX is limited to the carrying value of the Company’s investment of $48.1 million and fixed cost commitments of $3.7 million.
In November 2018, the Company and CETTEEN GmbH (“CETTEEN”), formed a German limited liability company that governs the affairs and conduct of the business of VEC Imaging Verwaltungsgesellschaft GmbH (“VEC”), a joint venture formed to develop technology to be used in X-ray imaging components. In accordance with the VEC agreement, net profits or losses are allocated to the members, in accordance with their ownership interest. The Company's investment in VEC is accounted for under the equity method. The Company has made contributions totaling $2.9 million, and has committed to contribute an additional $2.2 million, as milestones are achieved, and to provide certain full time employees to support prototyping and manufacturing activities in exchange for a 50% interest in VEC. CETTEEN made contributions of certain assets including intellectual property in exchange for a 50% interest in VEC. The Company's investment in VEC was $2.0 million as of September 27, 2019.